Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Operating lease costs	$ 73	$ 73	$ 292	$ 292